Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	March 31, 2021	December 31, 2020
	(in thousands)
	£	£
Cash and cash equivalents	78,625	87,356